Note 6 - Loss Per Share (Details Textual) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,676,637	3,850,878	4,716,240	1,036,744
Preferred Stock 1 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	79,246